Financial Risk Management - Schedule of Fair Values of Financial Assets and Liabilities (Detail) - Capital Risk Management [member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Carrying Amount [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial assets	$ 260,503	$ 253,356
Financial liabilities	5,348,070	4,007,563
Carrying Amount [member] | Short-term Borrowings and Long-term Debt [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial liabilities	5,346,781	4,007,580
Carrying Amount [member] | Derivative Instruments [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial liabilities	1,289	(17)
Carrying Amount [member] | Investments [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial assets	55,440	67,306
Carrying Amount [member] | Derivative Instruments Assets [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial assets	536
Carrying Amount [member] | Derivative Instruments Assets [member] | Derivative Instruments [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial assets		7,456
Carrying Amount [member] | Plan Assets [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial assets	204,527	178,594
Fair Value [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial assets	260,503	253,356
Financial liabilities	5,455,977	4,022,690
Fair Value [member] | Short-term Borrowings and Long-term Debt [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial liabilities	5,454,688	4,022,707
Fair Value [member] | Derivative Instruments [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial liabilities	1,289	(17)
Fair Value [member] | Investments [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial assets	55,440	67,306
Fair Value [member] | Derivative Instruments Assets [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial assets	536
Fair Value [member] | Derivative Instruments Assets [member] | Derivative Instruments [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial assets		7,456
Fair Value [member] | Plan Assets [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial assets	$ 204,527	$ 178,594